Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000017775 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017775 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017775 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017775 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017775 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017775 | Rio Tinto PLCFR_071887004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017775 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017775 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017775 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017775 | Discovery Ltd.FR_617787908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017775 | SectorEnergyFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017775 | SectorHealth CareFR_09075V102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017775 | SectorConsumer StaplesFR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017775 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017775 | SectorConsumer DiscretionaryFR_722304102
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017775 | SectorMaterialsFR_BYSW6D901
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017775 | SectorIndustrialsFR_452518905
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017775 | SectorFinancialsFR_B1DN46906
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017775 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000017775 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017775 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017775 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017775 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017775 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017775 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017775 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017775 | China
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017775 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017775 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017776 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017776 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017776 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017776 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017776 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017776 | Rio Tinto PLCFR_071887004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017776 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017776 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017776 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017776 | Discovery Ltd.FR_617787908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017776 | SectorEnergyFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017776 | SectorHealth CareFR_09075V102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017776 | SectorConsumer StaplesFR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017776 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017776 | SectorConsumer DiscretionaryFR_722304102
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017776 | SectorMaterialsFR_BYSW6D901
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017776 | SectorIndustrialsFR_452518905
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017776 | SectorFinancialsFR_B1DN46906
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017776 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000017776 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017776 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017776 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017776 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017776 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017776 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017776 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017776 | China
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017776 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017776 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017777 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017777 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017777 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017777 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017777 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017777 | Rio Tinto PLCFR_071887004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017777 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017777 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017777 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017777 | Discovery Ltd.FR_617787908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017777 | SectorEnergyFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017777 | SectorHealth CareFR_09075V102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017777 | SectorConsumer StaplesFR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017777 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017777 | SectorConsumer DiscretionaryFR_722304102
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017777 | SectorMaterialsFR_BYSW6D901
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017777 | SectorIndustrialsFR_452518905
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017777 | SectorFinancialsFR_B1DN46906
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017777 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000017777 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017777 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017777 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017777 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017777 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017777 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017777 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017777 | China
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017777 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017777 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017802 | United States TreasuryFR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017802 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017802 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017802 | United States TreasuryFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017802 | Federal Home Loan Mortgage Corp.FR_3132DWA52
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017802 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017802 | Government National Mortgage AssociationFR_21H052686
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017802 | EQT CORPFR_26884LBD0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017802 | Freddie MacFR_3137HKBM5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017802 | DIAMONDBACK ENERGY INCFR_25278XAN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017802 | AssetConvertible BondsFR_428040DK2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017802 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017802 | AssetCommon StocksFR_165167735
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017802 | AssetMunicipalsFR_59261A6J1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017802 | AssetFloating Rate LoansFR_BA000N675
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017802 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017802 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017802 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017802 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017802 | AssetU.S. Treasury & Government AgenciesFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017802 | AssetCorporate Bonds & NotesFR_79588YAA7
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017802 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31390MJS4
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000017803 | United States TreasuryFR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017803 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017803 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017803 | United States TreasuryFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017803 | Federal Home Loan Mortgage Corp.FR_3132DWA52
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017803 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017803 | Government National Mortgage AssociationFR_21H052686
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017803 | EQT CORPFR_26884LBD0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017803 | Freddie MacFR_3137HKBM5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017803 | DIAMONDBACK ENERGY INCFR_25278XAN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017803 | AssetConvertible BondsFR_428040DK2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017803 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017803 | AssetCommon StocksFR_165167735
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017803 | AssetMunicipalsFR_59261A6J1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017803 | AssetFloating Rate LoansFR_BA000N675
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017803 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017803 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017803 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017803 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017803 | AssetU.S. Treasury & Government AgenciesFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017803 | AssetCorporate Bonds & NotesFR_79588YAA7
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017803 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31390MJS4
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000017804 | United States TreasuryFR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017804 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017804 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017804 | United States TreasuryFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017804 | Federal Home Loan Mortgage Corp.FR_3132DWA52
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017804 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017804 | Government National Mortgage AssociationFR_21H052686
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017804 | EQT CORPFR_26884LBD0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017804 | Freddie MacFR_3137HKBM5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017804 | DIAMONDBACK ENERGY INCFR_25278XAN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017804 | AssetConvertible BondsFR_428040DK2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017804 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017804 | AssetCommon StocksFR_165167735
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017804 | AssetMunicipalsFR_59261A6J1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017804 | AssetFloating Rate LoansFR_BA000N675
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017804 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017804 | AssetForeign GovernmentFR_903724CD2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017804 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017804 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017804 | AssetU.S. Treasury & Government AgenciesFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017804 | AssetCorporate Bonds & NotesFR_79588YAA7
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017804 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31390MJS4
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000017861 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017861 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017861 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017861 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017861 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017861 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017861 | Databricks, Inc.FR_956KCS006
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017861 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017861 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017861 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017861 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017861 | SectorMaterialsFR_962879102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017861 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017861 | SectorHealth CareFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017861 | SectorReal EstateFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017861 | SectorConsumer DiscretionaryFR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017861 | SectorCommunication ServicesFR_942BLU909
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017861 | SectorIndustrialsFR_893641100
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017861 | SectorInformation TechnologyFR_990ADYQQ7
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000017861 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017861 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000017861 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017862 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017862 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017862 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017862 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017862 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017862 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017862 | Databricks, Inc.FR_956KCS006
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017862 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017862 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017862 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017862 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017862 | SectorMaterialsFR_962879102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017862 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017862 | SectorHealth CareFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017862 | SectorReal EstateFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017862 | SectorConsumer DiscretionaryFR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017862 | SectorCommunication ServicesFR_942BLU909
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017862 | SectorIndustrialsFR_893641100
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017862 | SectorInformation TechnologyFR_990ADYQQ7
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000017862 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017862 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000017862 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017863 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017863 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017863 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017863 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017863 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017863 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017863 | Databricks, Inc.FR_956KCS006
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017863 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017863 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017863 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017863 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017863 | SectorMaterialsFR_962879102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017863 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017863 | SectorHealth CareFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017863 | SectorReal EstateFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017863 | SectorConsumer DiscretionaryFR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017863 | SectorCommunication ServicesFR_942BLU909
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017863 | SectorIndustrialsFR_893641100
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017863 | SectorInformation TechnologyFR_990ADYQQ7
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000017863 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017863 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000017863 | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017864 | Bank of America NAFR_03199U009_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017864 | JPMorgan Securities LLCFR_616994000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017864 | TORONTO DOMINIONFR_8911A0009_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017864 | Macquarie Bank LtdFR_55607LGL2_0.000000_2026-07-20
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017864 | SVENSKA HANDELSBANKEN ABFR_86960KJA1_0.000000_2026-09-10
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017864 | ROYAL BANK OF CANADAFR_ATD235ZX4_3.670000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017864 | National Bank of CanadaFR_63307MS42_0.000000_2027-05-04
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017864 | Verto Capital Compartment BFR_92543WG12_0.000000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017864 | BANK OF MONTREAL CHICAGOFR_06370B6D1_3.960000_2027-03-22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017864 | BNP Paribas SA/New York NYFR_05593DLV3_3.800000_2026-07-13
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017864 | AssetTime DepositsFR_ATD235ZX4_3.670000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017864 | AssetCertificate of DepositFR_90275DVQ0_3.820000_2027-02-19
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000017864 | AssetCommercial PaperFR_55607LRK2_0.000000_2027-04-19
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000017864 | AssetRepurchase AgreementsFR_03199U009_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000017865 | Bank of America NAFR_03199U009_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017865 | JPMorgan Securities LLCFR_616994000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017865 | TORONTO DOMINIONFR_8911A0009_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017865 | Macquarie Bank LtdFR_55607LGL2_0.000000_2026-07-20
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017865 | SVENSKA HANDELSBANKEN ABFR_86960KJA1_0.000000_2026-09-10
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017865 | ROYAL BANK OF CANADAFR_ATD235ZX4_3.670000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017865 | National Bank of CanadaFR_63307MS42_0.000000_2027-05-04
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017865 | Verto Capital Compartment BFR_92543WG12_0.000000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017865 | BANK OF MONTREAL CHICAGOFR_06370B6D1_3.960000_2027-03-22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017865 | BNP Paribas SA/New York NYFR_05593DLV3_3.800000_2026-07-13
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017865 | AssetTime DepositsFR_ATD235ZX4_3.670000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017865 | AssetCertificate of DepositFR_90275DVQ0_3.820000_2027-02-19
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000017865 | AssetCommercial PaperFR_55607LRK2_0.000000_2027-04-19
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000017865 | AssetRepurchase AgreementsFR_03199U009_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000017866 | Bank of America NAFR_03199U009_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017866 | JPMorgan Securities LLCFR_616994000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017866 | TORONTO DOMINIONFR_8911A0009_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017866 | Macquarie Bank LtdFR_55607LGL2_0.000000_2026-07-20
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017866 | SVENSKA HANDELSBANKEN ABFR_86960KJA1_0.000000_2026-09-10
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017866 | ROYAL BANK OF CANADAFR_ATD235ZX4_3.670000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017866 | National Bank of CanadaFR_63307MS42_0.000000_2027-05-04
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017866 | Verto Capital Compartment BFR_92543WG12_0.000000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017866 | BANK OF MONTREAL CHICAGOFR_06370B6D1_3.960000_2027-03-22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017866 | BNP Paribas SA/New York NYFR_05593DLV3_3.800000_2026-07-13
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017866 | AssetTime DepositsFR_ATD235ZX4_3.670000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017866 | AssetCertificate of DepositFR_90275DVQ0_3.820000_2027-02-19
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000017866 | AssetCommercial PaperFR_55607LRK2_0.000000_2027-04-19
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000017866 | AssetRepurchase AgreementsFR_03199U009_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000017807 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017807 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017807 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017807 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017807 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017807 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017807 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017807 | Brighthouse/Franklin Low Duration Total Return PortfolioFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017807 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017807 | AB International Bond PortfolioFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017807 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017807 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017807 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017807 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017807 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017807 | SectorU.S. Small Cap EquitiesFR_10923P651
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017807 | SectorInternational Developed Market EquitiesFR_10923M526
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017807 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017807 | SectorU.S. Large Cap EquitiesFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017807 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000017808 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017808 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017808 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017808 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017808 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017808 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017808 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017808 | Brighthouse/Franklin Low Duration Total Return PortfolioFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017808 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017808 | AB International Bond PortfolioFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017808 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017808 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017808 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017808 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017808 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017808 | SectorU.S. Small Cap EquitiesFR_10923P651
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017808 | SectorInternational Developed Market EquitiesFR_10923M526
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017808 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017808 | SectorU.S. Large Cap EquitiesFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017808 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000017809 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017809 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017809 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017809 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017809 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017809 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017809 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017809 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017809 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017809 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017809 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017809 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017809 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017809 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017809 | SectorU.S. Small Cap EquitiesFR_10923P651
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017809 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017809 | SectorU.S. Large Cap EquitiesFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000017809 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000017809 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017809 | SectorInternational Developed Market EquitiesFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017810 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017810 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017810 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017810 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017810 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017810 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017810 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017810 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017810 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017810 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017810 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017810 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017810 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017810 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017810 | SectorU.S. Small Cap EquitiesFR_10923P651
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017810 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017810 | SectorU.S. Large Cap EquitiesFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000017810 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000017810 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017810 | SectorInternational Developed Market EquitiesFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017814 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017814 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017814 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017814 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017814 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017814 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017814 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017814 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017814 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017814 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017814 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017814 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017814 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017814 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000017814 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017814 | SectorU.S. Mid Cap EquitiesFR_10923M757
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017814 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017814 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017814 | SectorU.S. Large Cap EquitiesFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000017815 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017815 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017815 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017815 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017815 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017815 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017815 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017815 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017815 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017815 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017815 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017815 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017815 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017815 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000017815 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017815 | SectorU.S. Mid Cap EquitiesFR_10923M757
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017815 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017815 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017815 | SectorU.S. Large Cap EquitiesFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000017816 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017816 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017816 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017816 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017816 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017816 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017816 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017816 | Brighthouse/Wellington Large Cap Research PortfolioFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017816 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017816 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017816 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017816 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017816 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017816 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017816 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017816 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017816 | SectorInvestment Grade Fixed IncomeFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017816 | SectorU.S. Large Cap EquitiesFR_10923P867
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000017817 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017817 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017817 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017817 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017817 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017817 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017817 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017817 | Brighthouse/Wellington Large Cap Research PortfolioFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017817 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017817 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017817 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017817 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017817 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017817 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017817 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017817 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017817 | SectorInvestment Grade Fixed IncomeFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017817 | SectorU.S. Large Cap EquitiesFR_10923P867
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000069948 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069948 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069948 | Rexel SAFR_B1VP0K904
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Accelleron Industries AGFR_BNM73Q900
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | SPIE SAFR_BRB38F901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Belimo Holding AGFR_ACI1WXBL7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Gaztransport Et Technigaz SAFR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Orion OYJFR_B17NY4905
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Italgas SpAFR_BD2Z8S903
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | PSP Swiss Property AGFR_B01287901
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | SectorUtilitiesFR_632005906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069948 | SectorReal EstateFR_468158902
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069948 | SectorHealth CareFR_ACI0CGHW8
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069948 | SectorEnergyFR_134808948
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069948 | SectorConsumer StaplesFR_936QAL906
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069948 | SectorInformation TechnologyFR_9353CZ905
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000069948 | SectorConsumer DiscretionaryFR_952TQHII2
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000069948 | SectorMaterialsFR_467940003
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000069948 | SectorFinancialsFR_958JXD908
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000069948 | SectorIndustrialsFR_ACI112QQ2
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000069948 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069948 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069948 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000069948 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000069948 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069948 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069948 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000069948 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069948 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000069948 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000069949 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069949 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069949 | Rexel SAFR_B1VP0K904
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Accelleron Industries AGFR_BNM73Q900
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | SPIE SAFR_BRB38F901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Belimo Holding AGFR_ACI1WXBL7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Gaztransport Et Technigaz SAFR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Orion OYJFR_B17NY4905
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Italgas SpAFR_BD2Z8S903
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | PSP Swiss Property AGFR_B01287901
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | SectorUtilitiesFR_632005906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069949 | SectorReal EstateFR_468158902
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069949 | SectorHealth CareFR_ACI0CGHW8
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069949 | SectorEnergyFR_134808948
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069949 | SectorConsumer StaplesFR_936QAL906
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069949 | SectorInformation TechnologyFR_9353CZ905
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000069949 | SectorConsumer DiscretionaryFR_952TQHII2
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000069949 | SectorMaterialsFR_467940003
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000069949 | SectorFinancialsFR_958JXD908
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000069949 | SectorIndustrialsFR_ACI112QQ2
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000069949 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069949 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069949 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000069949 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000069949 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069949 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069949 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000069949 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069949 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000069949 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017830 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017830 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017830 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017830 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017830 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017830 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017830 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017830 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017830 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017830 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017830 | United States TreasuryFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017830 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017830 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017830 | Freddie MacFR_3142J6D91
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017830 | Government National Mortgage AssociationFR_36179WXH6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017830 | United States TreasuryFR_91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017830 | Government National Mortgage AssociationFR_21H060671
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017830 | Freddie Mac - STACRFR_35564KLU1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | Pretium Mortgage Credit Partners LLCFR_69383AAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017830 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017830 | United States
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000017830 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017830 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017830 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017830 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017830 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017830 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017830 | AssetMunicipalsFR_167505NG7
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000017830 | AssetFloating Rate LoansFR_12768EAG1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | AssetForeign GovernmentFR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12636MAG3
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017830 | AssetCorporate Bonds & NotesFR_20030NDU2
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017830 | AssetU.S. Treasury & Government AgenciesFR_912810QB7
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017830 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3137B2JF8
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017830 | AssetCommon StocksFR_05348Y105
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000017831 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017831 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017831 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017831 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017831 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017831 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017831 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017831 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017831 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017831 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017831 | United States TreasuryFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017831 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017831 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017831 | Freddie MacFR_3142J6D91
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017831 | Government National Mortgage AssociationFR_36179WXH6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017831 | United States TreasuryFR_91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017831 | Government National Mortgage AssociationFR_21H060671
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017831 | Freddie Mac - STACRFR_35564KLU1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | Pretium Mortgage Credit Partners LLCFR_69383AAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017831 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017831 | United States
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000017831 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017831 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017831 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017831 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017831 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017831 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017831 | AssetMunicipalsFR_167505NG7
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000017831 | AssetFloating Rate LoansFR_12768EAG1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | AssetForeign GovernmentFR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12636MAG3
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017831 | AssetCorporate Bonds & NotesFR_20030NDU2
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017831 | AssetU.S. Treasury & Government AgenciesFR_912810QB7
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017831 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3137B2JF8
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017831 | AssetCommon StocksFR_05348Y105
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000017832 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017832 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017832 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017832 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017832 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017832 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017832 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017832 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017832 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017832 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017832 | United States TreasuryFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017832 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017832 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017832 | Freddie MacFR_3142J6D91
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017832 | Government National Mortgage AssociationFR_36179WXH6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017832 | United States TreasuryFR_91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017832 | Government National Mortgage AssociationFR_21H060671
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017832 | Freddie Mac - STACRFR_35564KLU1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | Pretium Mortgage Credit Partners LLCFR_69383AAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017832 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017832 | United States
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000017832 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017832 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017832 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017832 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017832 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017832 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017832 | AssetMunicipalsFR_167505NG7
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000017832 | AssetFloating Rate LoansFR_12768EAG1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | AssetForeign GovernmentFR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12636MAG3
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017832 | AssetCorporate Bonds & NotesFR_20030NDU2
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017832 | AssetU.S. Treasury & Government AgenciesFR_912810QB7
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000017832 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3137B2JF8
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017832 | AssetCommon StocksFR_05348Y105
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000017772 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017772 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017772 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017772 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017772 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017772 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017772 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017772 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017772 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017772 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017772 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017772 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017772 | SectorEnergyFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017772 | SectorCommunication ServicesFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017772 | SectorMaterialsFR_829ESC9B0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017772 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017772 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017772 | SectorHealth CareFR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017772 | SectorFinancialsFR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000017772 | SectorInformation TechnologyFR_747525103
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017772 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000017772 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017772 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017773 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017773 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017773 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017773 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017773 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017773 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017773 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017773 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017773 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017773 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017773 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017773 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017773 | SectorEnergyFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017773 | SectorCommunication ServicesFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017773 | SectorMaterialsFR_829ESC9B0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017773 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017773 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017773 | SectorHealth CareFR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017773 | SectorFinancialsFR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000017773 | SectorInformation TechnologyFR_747525103
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017773 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000017773 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017773 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017774 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017774 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017774 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017774 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017774 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017774 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017774 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017774 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017774 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017774 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017774 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017774 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017774 | SectorEnergyFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017774 | SectorCommunication ServicesFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017774 | SectorMaterialsFR_829ESC9B0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017774 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017774 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017774 | SectorHealth CareFR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017774 | SectorFinancialsFR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000017774 | SectorInformation TechnologyFR_747525103
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017774 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000017774 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017774 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017769 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017769 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017769 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017769 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017769 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017769 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017769 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017769 | Quanta Services, Inc.FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017769 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017769 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017769 | SectorReal EstateFR_313745101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017769 | SectorMaterialsFR_83443Q103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017769 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017769 | SectorConsumer StaplesFR_171340102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017769 | SectorCommunication ServicesFR_771049103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017769 | SectorFinancialsFR_14316J108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017769 | SectorConsumer DiscretionaryFR_73278L105
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017769 | SectorHealth CareFR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000017769 | SectorIndustrialsFR_775711104
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000017769 | SectorInformation TechnologyFR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000017769 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000017769 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017769 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017770 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017770 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017770 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017770 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017770 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017770 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017770 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017770 | Quanta Services, Inc.FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017770 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017770 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017770 | SectorReal EstateFR_313745101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017770 | SectorMaterialsFR_83443Q103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017770 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017770 | SectorConsumer StaplesFR_171340102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017770 | SectorCommunication ServicesFR_771049103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017770 | SectorFinancialsFR_14316J108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017770 | SectorConsumer DiscretionaryFR_73278L105
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017770 | SectorHealth CareFR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000017770 | SectorIndustrialsFR_775711104
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000017770 | SectorInformation TechnologyFR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000017770 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000017770 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017770 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030922 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030922 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030922 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030922 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030922 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030922 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030922 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030922 | Quanta Services, Inc.FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030922 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030922 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030922 | SectorReal EstateFR_313745101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030922 | SectorMaterialsFR_83443Q103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030922 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030922 | SectorConsumer StaplesFR_171340102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030922 | SectorCommunication ServicesFR_771049103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030922 | SectorFinancialsFR_14316J108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030922 | SectorConsumer DiscretionaryFR_73278L105
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030922 | SectorHealth CareFR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000030922 | SectorIndustrialsFR_775711104
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000030922 | SectorInformation TechnologyFR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000030922 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000030922 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030922 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017771 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017771 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017771 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017771 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017771 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017771 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017771 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017771 | Quanta Services, Inc.FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017771 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017771 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017771 | SectorReal EstateFR_313745101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017771 | SectorMaterialsFR_83443Q103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017771 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017771 | SectorConsumer StaplesFR_171340102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017771 | SectorCommunication ServicesFR_771049103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017771 | SectorFinancialsFR_14316J108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017771 | SectorConsumer DiscretionaryFR_73278L105
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017771 | SectorHealth CareFR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000017771 | SectorIndustrialsFR_775711104
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000017771 | SectorInformation TechnologyFR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000017771 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000017771 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017771 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017787 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017787 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017787 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017787 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017787 | Entegris, Inc.FR_29362U104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017787 | STMicroelectronics NVFR_861012102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017787 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017787 | Waters Corp.FR_941848103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017787 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017787 | Globe Life, Inc.FR_37959E102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017787 | SectorConsumer StaplesFR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017787 | SectorConsumer DiscretionaryFR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017787 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017787 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017787 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017787 | SectorIndustrialsFR_00766T100
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017787 | SectorFinancialsFR_31620M106
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017787 | SectorHealth CareFR_05352A100
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000017787 | SectorInformation TechnologyFR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000017787 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000017787 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017787 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017787 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017787 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017787 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017788 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017788 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017788 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017788 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017788 | Entegris, Inc.FR_29362U104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017788 | STMicroelectronics NVFR_861012102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017788 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017788 | Waters Corp.FR_941848103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017788 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017788 | Globe Life, Inc.FR_37959E102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017788 | SectorConsumer StaplesFR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017788 | SectorConsumer DiscretionaryFR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017788 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017788 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017788 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017788 | SectorIndustrialsFR_00766T100
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017788 | SectorFinancialsFR_31620M106
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017788 | SectorHealth CareFR_05352A100
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000017788 | SectorInformation TechnologyFR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000017788 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000017788 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017788 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017788 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017788 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017788 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017789 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017789 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017789 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017789 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017789 | Entegris, Inc.FR_29362U104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017789 | STMicroelectronics NVFR_861012102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017789 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017789 | Waters Corp.FR_941848103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017789 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017789 | Globe Life, Inc.FR_37959E102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017789 | SectorConsumer StaplesFR_21036P108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017789 | SectorConsumer DiscretionaryFR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017789 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017789 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017789 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017789 | SectorIndustrialsFR_00766T100
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017789 | SectorFinancialsFR_31620M106
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017789 | SectorHealth CareFR_05352A100
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000017789 | SectorInformation TechnologyFR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000017789 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000017789 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017789 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017789 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017789 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017789 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017793 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017793 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017793 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017793 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017793 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017793 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017793 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017793 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017793 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017793 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017793 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017793 | SectorUtilitiesFR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017793 | SectorFinancialsFR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017793 | SectorIndustrialsFR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017793 | SectorHealth CareFR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017793 | SectorConsumer DiscretionaryFR_855244109
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017793 | SectorCommunication ServicesFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000017793 | SectorInformation TechnologyFR_595112103
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000017793 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017793 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017793 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017793 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017794 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017794 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017794 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017794 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017794 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017794 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017794 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017794 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017794 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017794 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017794 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017794 | SectorUtilitiesFR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017794 | SectorFinancialsFR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017794 | SectorIndustrialsFR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017794 | SectorHealth CareFR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017794 | SectorConsumer DiscretionaryFR_855244109
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017794 | SectorCommunication ServicesFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000017794 | SectorInformation TechnologyFR_595112103
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000017794 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017794 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017794 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017794 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017795 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017795 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017795 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017795 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017795 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017795 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017795 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017795 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017795 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017795 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017795 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017795 | SectorUtilitiesFR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017795 | SectorFinancialsFR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017795 | SectorIndustrialsFR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017795 | SectorHealth CareFR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017795 | SectorConsumer DiscretionaryFR_855244109
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017795 | SectorCommunication ServicesFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000017795 | SectorInformation TechnologyFR_595112103
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000017795 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017795 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017795 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017795 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017799 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017799 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017799 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017799 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017799 | Kodiak Gas Services, Inc.FR_50012A108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017799 | TD SYNNEX Corp.FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017799 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Ultra Clean Holdings, Inc.FR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | YETI Holdings, Inc.FR_98585X104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | SectorCommunication ServicesFR_968223206
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017799 | SectorReal EstateFR_398182303
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017799 | SectorUtilitiesFR_636180101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017799 | SectorMaterialsFR_420261109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017799 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017799 | SectorConsumer DiscretionaryFR_535219109
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017799 | SectorInformation TechnologyFR_671044105
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017799 | SectorHealth CareFR_87164F105
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017799 | SectorFinancialsFR_68621T102
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000017799 | SectorIndustrialsFR_447462102
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000017799 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000017799 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017799 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017799 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017799 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017799 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017799 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017799 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017799 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017799 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017800 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017800 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017800 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | Kodiak Gas Services, Inc.FR_50012A108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | TD SYNNEX Corp.FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Ultra Clean Holdings, Inc.FR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | YETI Holdings, Inc.FR_98585X104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | SectorCommunication ServicesFR_968223206
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017800 | SectorReal EstateFR_398182303
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017800 | SectorUtilitiesFR_636180101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017800 | SectorMaterialsFR_420261109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017800 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017800 | SectorConsumer DiscretionaryFR_535219109
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017800 | SectorInformation TechnologyFR_671044105
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017800 | SectorHealth CareFR_87164F105
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017800 | SectorFinancialsFR_68621T102
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000017800 | SectorIndustrialsFR_447462102
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000017800 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000017800 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017800 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017800 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017800 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017800 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017800 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017800 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017800 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017800 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017801 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017801 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017801 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | Kodiak Gas Services, Inc.FR_50012A108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | TD SYNNEX Corp.FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Ultra Clean Holdings, Inc.FR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | YETI Holdings, Inc.FR_98585X104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | SectorCommunication ServicesFR_968223206
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017801 | SectorReal EstateFR_398182303
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017801 | SectorUtilitiesFR_636180101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017801 | SectorMaterialsFR_420261109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017801 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017801 | SectorConsumer DiscretionaryFR_535219109
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017801 | SectorInformation TechnologyFR_671044105
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017801 | SectorHealth CareFR_87164F105
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017801 | SectorFinancialsFR_68621T102
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000017801 | SectorIndustrialsFR_447462102
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000017801 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000017801 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017801 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017801 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017801 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017801 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017801 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017801 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017801 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017801 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017784 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017784 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017784 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017784 | Mercury Systems, Inc.FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017784 | Extreme Networks, Inc.FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017784 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017784 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017784 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017784 | Establishment Labs Holdings, Inc.FR_G31249108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017784 | MYR Group, Inc.FR_55405W104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017784 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017784 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017784 | SectorConsumer DiscretionaryFR_535219109
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017784 | SectorInformation TechnologyFR_671044105
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000017784 | SectorHealth CareFR_87164F105
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000017784 | SectorFinancialsFR_68621T102
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017784 | SectorIndustrialsFR_447462102
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000017784 | SectorConsumer StaplesFR_G0896C103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017784 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000017784 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017784 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017784 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017784 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017784 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017784 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017784 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017785 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017785 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017785 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017785 | Mercury Systems, Inc.FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017785 | Extreme Networks, Inc.FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017785 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017785 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017785 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017785 | Establishment Labs Holdings, Inc.FR_G31249108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017785 | MYR Group, Inc.FR_55405W104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017785 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017785 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017785 | SectorConsumer DiscretionaryFR_535219109
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017785 | SectorInformation TechnologyFR_671044105
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000017785 | SectorHealth CareFR_87164F105
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000017785 | SectorFinancialsFR_68621T102
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017785 | SectorIndustrialsFR_447462102
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000017785 | SectorConsumer StaplesFR_G0896C103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017785 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000017785 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017785 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017785 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017785 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017785 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017785 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017785 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017786 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017786 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017786 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017786 | Mercury Systems, Inc.FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017786 | Extreme Networks, Inc.FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017786 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017786 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017786 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017786 | Establishment Labs Holdings, Inc.FR_G31249108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017786 | MYR Group, Inc.FR_55405W104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017786 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017786 | SectorEnergyFR_559663109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017786 | SectorConsumer DiscretionaryFR_535219109
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017786 | SectorInformation TechnologyFR_671044105
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000017786 | SectorHealth CareFR_87164F105
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000017786 | SectorFinancialsFR_68621T102
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017786 | SectorIndustrialsFR_447462102
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000017786 | SectorConsumer StaplesFR_G0896C103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017786 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000017786 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017786 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017786 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017786 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017786 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017786 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017786 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017796 | United States TreasuryFR_91282CPY1
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000017796 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017796 | United States TreasuryFR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017796 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017796 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017796 | FHLMC Multifamily Structured Pass Through Certs.FR_3137HDUV0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017796 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017796 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017796 | INTL BK RECON & DEVELOPFR_459058KW2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetShort-Term InvestmentsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017796 | AssetAsset-Backed SecuritiesFR_47800DAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017796 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017796 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017796 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31371H2G2
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000017796 | AssetCorporate Bonds & NotesFR_88732JAJ7
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000017796 | AssetU.S. Treasury & Government AgenciesFR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000017797 | United States TreasuryFR_91282CPY1
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000017797 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017797 | United States TreasuryFR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017797 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017797 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017797 | FHLMC Multifamily Structured Pass Through Certs.FR_3137HDUV0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017797 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017797 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017797 | INTL BK RECON & DEVELOPFR_459058KW2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetShort-Term InvestmentsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017797 | AssetAsset-Backed SecuritiesFR_47800DAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017797 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017797 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017797 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31371H2G2
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000017797 | AssetCorporate Bonds & NotesFR_88732JAJ7
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000017797 | AssetU.S. Treasury & Government AgenciesFR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000017798 | United States TreasuryFR_91282CPY1
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000017798 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017798 | United States TreasuryFR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017798 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017798 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017798 | FHLMC Multifamily Structured Pass Through Certs.FR_3137HDUV0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017798 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017798 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017798 | INTL BK RECON & DEVELOPFR_459058KW2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetShort-Term InvestmentsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017798 | AssetAsset-Backed SecuritiesFR_47800DAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017798 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017798 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017798 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31371H2G2
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000017798 | AssetCorporate Bonds & NotesFR_88732JAJ7
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000017798 | AssetU.S. Treasury & Government AgenciesFR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000075817 | United States TreasuryFR_91282CPY1
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000075817 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000075817 | United States TreasuryFR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000075817 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000075817 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000075817 | FHLMC Multifamily Structured Pass Through Certs.FR_3137HDUV0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075817 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075817 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075817 | INTL BK RECON & DEVELOPFR_459058KW2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetShort-Term InvestmentsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075817 | AssetAsset-Backed SecuritiesFR_47800DAD6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075817 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075817 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075817 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31371H2G2
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000075817 | AssetCorporate Bonds & NotesFR_88732JAJ7
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000075817 | AssetU.S. Treasury & Government AgenciesFR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000017811 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017811 | Entegris, Inc.FR_29362U104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | State Street SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017811 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017811 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017811 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017811 | SectorConsumer StaplesFR_72147K108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017811 | SectorEnergyFR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017811 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017811 | SectorReal EstateFR_700517105
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017811 | SectorHealth CareFR_24906P109
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017811 | SectorConsumer DiscretionaryFR_198516106
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017811 | SectorFinancialsFR_298736109
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000017811 | SectorInformation TechnologyFR_224441105
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017811 | SectorIndustrialsFR_053774105
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000017811 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000017811 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017811 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017811 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017811 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017812 | Entegris, Inc.FR_29362U104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | State Street SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017812 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017812 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017812 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017812 | SectorConsumer StaplesFR_72147K108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017812 | SectorEnergyFR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017812 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017812 | SectorReal EstateFR_700517105
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017812 | SectorHealth CareFR_24906P109
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017812 | SectorConsumer DiscretionaryFR_198516106
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017812 | SectorFinancialsFR_298736109
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000017812 | SectorInformation TechnologyFR_224441105
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017812 | SectorIndustrialsFR_053774105
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000017812 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000017812 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017812 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017812 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017812 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017813 | Entegris, Inc.FR_29362U104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | State Street SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017813 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017813 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017813 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017813 | SectorConsumer StaplesFR_72147K108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017813 | SectorEnergyFR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017813 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017813 | SectorReal EstateFR_700517105
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017813 | SectorHealth CareFR_24906P109
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017813 | SectorConsumer DiscretionaryFR_198516106
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017813 | SectorFinancialsFR_298736109
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000017813 | SectorInformation TechnologyFR_224441105
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017813 | SectorIndustrialsFR_053774105
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000017813 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000017813 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017813 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017813 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075818 | Entegris, Inc.FR_29362U104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | State Street SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075818 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075818 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075818 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075818 | SectorConsumer StaplesFR_72147K108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075818 | SectorEnergyFR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075818 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075818 | SectorReal EstateFR_700517105
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000075818 | SectorHealth CareFR_24906P109
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000075818 | SectorConsumer DiscretionaryFR_198516106
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000075818 | SectorFinancialsFR_298736109
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000075818 | SectorInformation TechnologyFR_224441105
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000075818 | SectorIndustrialsFR_053774105
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000075818 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000075818 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075818 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075818 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075818 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017827 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017827 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017827 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017827 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017827 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017827 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017827 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017827 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017827 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017827 | SectorEnergyFR_457270007
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017827 | SectorCommunication ServicesFR_588185900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017827 | SectorUtilitiesFR_ACI00WIH8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017827 | SectorMaterialsFR_645553900
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017827 | SectorConsumer StaplesFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017827 | SectorConsumer DiscretionaryFR_575603907
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017827 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017827 | SectorInformation TechnologyFR_563396902
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017827 | SectorIndustrialsFR_BXJMP0902
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017827 | SectorFinancialsFR_BJ0CJC906
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000017827 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017827 | France
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017827 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017827 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017827 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017827 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000017827 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017827 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017827 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017827 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017828 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017828 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017828 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017828 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017828 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017828 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017828 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017828 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017828 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017828 | SectorEnergyFR_457270007
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017828 | SectorCommunication ServicesFR_588185900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017828 | SectorUtilitiesFR_ACI00WIH8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017828 | SectorMaterialsFR_645553900
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017828 | SectorConsumer StaplesFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017828 | SectorConsumer DiscretionaryFR_575603907
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017828 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017828 | SectorInformation TechnologyFR_563396902
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017828 | SectorIndustrialsFR_BXJMP0902
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017828 | SectorFinancialsFR_BJ0CJC906
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000017828 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017828 | France
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017828 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017828 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017828 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017828 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000017828 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017828 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017828 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017828 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017829 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017829 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017829 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017829 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017829 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017829 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017829 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017829 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017829 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017829 | SectorEnergyFR_457270007
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017829 | SectorCommunication ServicesFR_588185900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017829 | SectorUtilitiesFR_ACI00WIH8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017829 | SectorMaterialsFR_645553900
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017829 | SectorConsumer StaplesFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017829 | SectorConsumer DiscretionaryFR_575603907
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017829 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017829 | SectorInformation TechnologyFR_563396902
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017829 | SectorIndustrialsFR_BXJMP0902
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017829 | SectorFinancialsFR_BJ0CJC906
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000017829 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017829 | France
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017829 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017829 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017829 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017829 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000017829 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017829 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017829 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017829 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075820 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075820 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075820 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075820 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075820 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075820 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075820 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000075820 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075820 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075820 | SectorEnergyFR_457270007
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075820 | SectorCommunication ServicesFR_588185900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075820 | SectorUtilitiesFR_ACI00WIH8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000075820 | SectorMaterialsFR_645553900
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000075820 | SectorConsumer StaplesFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000075820 | SectorConsumer DiscretionaryFR_575603907
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000075820 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000075820 | SectorInformation TechnologyFR_563396902
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000075820 | SectorIndustrialsFR_BXJMP0902
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000075820 | SectorFinancialsFR_BJ0CJC906
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000075820 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075820 | France
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000075820 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000075820 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075820 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075820 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000075820 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000075820 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000075820 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017839 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Hut 8 Corp.FR_44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Viasat, Inc.FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Cytokinetics, Inc.FR_23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | MaxLinear, Inc.FR_57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | JFrog Ltd.FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017839 | SectorCommunication ServicesFR_811054402
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017839 | SectorUtilitiesFR_74955L103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017839 | SectorMaterialsFR_032037103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017839 | SectorReal EstateFR_64110Y108
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017839 | SectorConsumer DiscretionaryFR_92333E104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017839 | SectorInformation TechnologyFR_452521107
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017839 | SectorIndustrialsFR_451CVR021
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017839 | SectorFinancialsFR_858927106
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017839 | SectorHealth CareFR_169CVR016
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000017839 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017839 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017839 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017839 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017839 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Hut 8 Corp.FR_44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Viasat, Inc.FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Cytokinetics, Inc.FR_23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | MaxLinear, Inc.FR_57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | JFrog Ltd.FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017840 | SectorCommunication ServicesFR_811054402
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017840 | SectorUtilitiesFR_74955L103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017840 | SectorMaterialsFR_032037103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017840 | SectorReal EstateFR_64110Y108
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017840 | SectorConsumer DiscretionaryFR_92333E104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017840 | SectorInformation TechnologyFR_452521107
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017840 | SectorIndustrialsFR_451CVR021
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017840 | SectorFinancialsFR_858927106
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017840 | SectorHealth CareFR_169CVR016
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000017840 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017840 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017840 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017840 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017840 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Hut 8 Corp.FR_44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Viasat, Inc.FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Cytokinetics, Inc.FR_23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | MaxLinear, Inc.FR_57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | JFrog Ltd.FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017841 | SectorCommunication ServicesFR_811054402
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017841 | SectorUtilitiesFR_74955L103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017841 | SectorMaterialsFR_032037103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017841 | SectorReal EstateFR_64110Y108
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017841 | SectorConsumer DiscretionaryFR_92333E104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017841 | SectorInformation TechnologyFR_452521107
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017841 | SectorIndustrialsFR_451CVR021
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017841 | SectorFinancialsFR_858927106
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017841 | SectorHealth CareFR_169CVR016
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000017841 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017841 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017841 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017841 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017841 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Hut 8 Corp.FR_44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Viasat, Inc.FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Cytokinetics, Inc.FR_23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | MaxLinear, Inc.FR_57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | JFrog Ltd.FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | SectorEnergyFR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000075821 | SectorCommunication ServicesFR_811054402
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075821 | SectorUtilitiesFR_74955L103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000075821 | SectorMaterialsFR_032037103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075821 | SectorReal EstateFR_64110Y108
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000075821 | SectorConsumer DiscretionaryFR_92333E104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075821 | SectorInformation TechnologyFR_452521107
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000075821 | SectorIndustrialsFR_451CVR021
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000075821 | SectorFinancialsFR_858927106
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000075821 | SectorHealth CareFR_169CVR016
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000075821 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000075821 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000075821 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075821 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075821 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017818 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017818 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017818 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017818 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017818 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017818 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017818 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017818 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017818 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017818 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017818 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017818 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017818 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017818 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017818 | SectorHealth CareFR_436CVR021
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017818 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017818 | SectorConsumer DiscretionaryFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017818 | SectorCommunication ServicesFR_69932A204
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017818 | SectorFinancialsFR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017818 | SectorInformation TechnologyFR_366651107
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000017818 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000017818 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017818 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017819 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017819 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017819 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017819 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017819 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017819 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017819 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017819 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017819 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017819 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017819 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017819 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017819 | SectorHealth CareFR_436CVR021
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017819 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017819 | SectorConsumer DiscretionaryFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017819 | SectorCommunication ServicesFR_69932A204
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017819 | SectorFinancialsFR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017819 | SectorInformation TechnologyFR_366651107
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000017819 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000017819 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075819 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000075819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075819 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000075819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075819 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075819 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075819 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000075819 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075819 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075819 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075819 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075819 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000075819 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075819 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075819 | SectorHealth CareFR_436CVR021
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075819 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075819 | SectorConsumer DiscretionaryFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075819 | SectorCommunication ServicesFR_69932A204
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000075819 | SectorFinancialsFR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000075819 | SectorInformation TechnologyFR_366651107
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000075819 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000075819 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017820 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017820 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017820 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017820 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017820 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017820 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017820 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017820 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017820 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017820 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017820 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017820 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017820 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017820 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017820 | SectorHealth CareFR_436CVR021
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017820 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017820 | SectorConsumer DiscretionaryFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017820 | SectorCommunication ServicesFR_69932A204
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017820 | SectorFinancialsFR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017820 | SectorInformation TechnologyFR_366651107
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000017820 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000017820 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150812 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000150812 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150812 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000150812 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150812 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150812 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150812 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150812 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150812 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150812 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150812 | SectorMaterialsFR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150812 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150812 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150812 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150812 | SectorHealth CareFR_436CVR021
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000150812 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000150812 | SectorConsumer DiscretionaryFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000150812 | SectorCommunication ServicesFR_69932A204
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000150812 | SectorFinancialsFR_29530P102
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000150812 | SectorInformation TechnologyFR_366651107
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000150812 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000150812 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150812 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017824 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017824 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017824 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017824 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017824 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017824 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017824 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017824 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017824 | Fannie MaeFR_3140XMV52
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017824 | United States TreasuryFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017824 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017824 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017824 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | UMBS, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017824 | MF1FR_59319CAC9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000017824 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017824 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017824 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017824 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017824 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017824 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017824 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | AssetPreferred StocksFR_507670909
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017824 | AssetConvertible Preferred StocksFR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017824 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017824 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017824 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017824 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017824 | AssetCommon StocksFR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000017825 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017825 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017825 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017825 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017825 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017825 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017825 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017825 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017825 | Fannie MaeFR_3140XMV52
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017825 | United States TreasuryFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017825 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017825 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017825 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | UMBS, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017825 | MF1FR_59319CAC9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000017825 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017825 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017825 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017825 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017825 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017825 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017825 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | AssetPreferred StocksFR_507670909
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017825 | AssetConvertible Preferred StocksFR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017825 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017825 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017825 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017825 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017825 | AssetCommon StocksFR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000017826 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017826 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017826 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017826 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017826 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017826 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017826 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017826 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017826 | Fannie MaeFR_3140XMV52
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017826 | United States TreasuryFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017826 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017826 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017826 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | UMBS, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017826 | MF1FR_59319CAC9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000017826 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017826 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017826 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017826 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017826 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017826 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017826 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | AssetPreferred StocksFR_507670909
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017826 | AssetConvertible Preferred StocksFR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017826 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017826 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017826 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017826 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017826 | AssetCommon StocksFR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000030927 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030927 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030927 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030927 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030927 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030927 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030927 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030927 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030927 | Fannie MaeFR_3140XMV52
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030927 | United States TreasuryFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030927 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030927 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030927 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | UMBS, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030927 | MF1FR_59319CAC9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000030927 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030927 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030927 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030927 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030927 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030927 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030927 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | AssetPreferred StocksFR_507670909
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030927 | AssetConvertible Preferred StocksFR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030927 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030927 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030927 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030927 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030927 | AssetCommon StocksFR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000017790 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017790 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017790 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017790 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017790 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017790 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017790 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017790 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017790 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017790 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017790 | SectorMaterialsFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017790 | SectorReal EstateFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017790 | SectorConsumer StaplesFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017790 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017790 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017790 | SectorConsumer DiscretionaryFR_548661107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017790 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017790 | SectorInformation TechnologyFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000017790 | SectorIndustrialsFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000017790 | SectorFinancialsFR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017790 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000017790 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017790 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017791 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017791 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017791 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017791 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017791 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017791 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017791 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017791 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017791 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017791 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017791 | SectorMaterialsFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017791 | SectorReal EstateFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017791 | SectorConsumer StaplesFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017791 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017791 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017791 | SectorConsumer DiscretionaryFR_548661107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017791 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017791 | SectorInformation TechnologyFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000017791 | SectorIndustrialsFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000017791 | SectorFinancialsFR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017791 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000017791 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017791 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124380 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124380 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124380 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124380 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124380 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124380 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000124380 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124380 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124380 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124380 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124380 | SectorMaterialsFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124380 | SectorReal EstateFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124380 | SectorConsumer StaplesFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000124380 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000124380 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000124380 | SectorConsumer DiscretionaryFR_548661107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000124380 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000124380 | SectorInformation TechnologyFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000124380 | SectorIndustrialsFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000124380 | SectorFinancialsFR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000124380 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000124380 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124380 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017792 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017792 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017792 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017792 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017792 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017792 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017792 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017792 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017792 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017792 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017792 | SectorMaterialsFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017792 | SectorReal EstateFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017792 | SectorConsumer StaplesFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017792 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017792 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017792 | SectorConsumer DiscretionaryFR_548661107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017792 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017792 | SectorInformation TechnologyFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000017792 | SectorIndustrialsFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000017792 | SectorFinancialsFR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017792 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000017792 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017792 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017867 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017867 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017867 | White Mountains Insurance Group Ltd.FR_G9618E107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Community Financial System, Inc.FR_203607106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Prosperity Bancshares, Inc.FR_743606105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017867 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017867 | American States Water Co.FR_029899101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017867 | Haemonetics Corp.FR_405024100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017867 | Gates Industrial Corp. PLCFR_G39108108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017867 | SectorUtilitiesFR_636180101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017867 | SectorCommunication ServicesFR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017867 | SectorReal EstateFR_194693107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017867 | SectorEnergyFR_675232102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017867 | SectorMaterialsFR_628464109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017867 | SectorConsumer DiscretionaryFR_005098108
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017867 | SectorHealth CareFR_45826H109
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017867 | SectorInformation TechnologyFR_09239B109
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017867 | SectorFinancialsFR_03071H100
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000017867 | SectorIndustrialsFR_600551204
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000017867 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017867 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000017867 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017868 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017868 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017868 | White Mountains Insurance Group Ltd.FR_G9618E107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Community Financial System, Inc.FR_203607106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Prosperity Bancshares, Inc.FR_743606105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017868 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017868 | American States Water Co.FR_029899101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017868 | Haemonetics Corp.FR_405024100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017868 | Gates Industrial Corp. PLCFR_G39108108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017868 | SectorUtilitiesFR_636180101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017868 | SectorCommunication ServicesFR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017868 | SectorReal EstateFR_194693107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017868 | SectorEnergyFR_675232102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017868 | SectorMaterialsFR_628464109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017868 | SectorConsumer DiscretionaryFR_005098108
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017868 | SectorHealth CareFR_45826H109
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017868 | SectorInformation TechnologyFR_09239B109
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017868 | SectorFinancialsFR_03071H100
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000017868 | SectorIndustrialsFR_600551204
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000017868 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017868 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000017868 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017869 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017869 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017869 | White Mountains Insurance Group Ltd.FR_G9618E107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Community Financial System, Inc.FR_203607106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Prosperity Bancshares, Inc.FR_743606105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017869 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017869 | American States Water Co.FR_029899101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017869 | Haemonetics Corp.FR_405024100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017869 | Gates Industrial Corp. PLCFR_G39108108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017869 | SectorUtilitiesFR_636180101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017869 | SectorCommunication ServicesFR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017869 | SectorReal EstateFR_194693107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017869 | SectorEnergyFR_675232102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017869 | SectorMaterialsFR_628464109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017869 | SectorConsumer DiscretionaryFR_005098108
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017869 | SectorHealth CareFR_45826H109
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017869 | SectorInformation TechnologyFR_09239B109
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017869 | SectorFinancialsFR_03071H100
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000017869 | SectorIndustrialsFR_600551204
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000017869 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017869 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000017869 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017848 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017848 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017848 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017848 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017848 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017848 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017848 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017848 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017848 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017848 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017848 | SectorReal EstateFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017848 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017848 | SectorConsumer StaplesFR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017848 | SectorMaterialsFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017848 | SectorFinancialsFR_808513105
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017848 | SectorConsumer DiscretionaryFR_967HMJ009
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017848 | SectorCommunication ServicesFR_967BKB001
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017848 | SectorIndustrialsFR_ACI39RTL3
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017848 | SectorInformation TechnologyFR_943FYF007
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000017848 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017848 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017848 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000017848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017848 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017848 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017848 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017849 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017849 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017849 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017849 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017849 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017849 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017849 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017849 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017849 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017849 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017849 | SectorReal EstateFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017849 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017849 | SectorConsumer StaplesFR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017849 | SectorMaterialsFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017849 | SectorFinancialsFR_808513105
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017849 | SectorConsumer DiscretionaryFR_967HMJ009
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017849 | SectorCommunication ServicesFR_967BKB001
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017849 | SectorIndustrialsFR_ACI39RTL3
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017849 | SectorInformation TechnologyFR_943FYF007
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000017849 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017849 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017849 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000017849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017849 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017849 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017849 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017849 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017850 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017850 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017850 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017850 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017850 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017850 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017850 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017850 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017850 | SectorReal EstateFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017850 | SectorHealth CareFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017850 | SectorConsumer StaplesFR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017850 | SectorMaterialsFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017850 | SectorFinancialsFR_808513105
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017850 | SectorConsumer DiscretionaryFR_967HMJ009
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017850 | SectorCommunication ServicesFR_967BKB001
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017850 | SectorIndustrialsFR_ACI39RTL3
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017850 | SectorInformation TechnologyFR_943FYF007
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000017850 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017850 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017850 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000017850 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017850 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017850 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017850 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017850 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | Marex Group PLCFR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | FirstCash Holdings, Inc.FR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | SectorInformation TechnologyFR_09239B109
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017851 | SectorConsumer StaplesFR_458334109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017851 | SectorReal EstateFR_20464U100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017851 | SectorMaterialsFR_46578C108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017851 | SectorEnergyFR_40445M100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017851 | SectorConsumer DiscretionaryFR_N30577105
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017851 | SectorFinancialsFR_57142B104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017851 | SectorIndustrialsFR_420201105
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017851 | SectorHealth CareFR_142152107
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000017851 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000017851 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017851 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017851 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017851 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017851 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017851 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | Marex Group PLCFR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | FirstCash Holdings, Inc.FR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | SectorInformation TechnologyFR_09239B109
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017852 | SectorConsumer StaplesFR_458334109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017852 | SectorReal EstateFR_20464U100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017852 | SectorMaterialsFR_46578C108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017852 | SectorEnergyFR_40445M100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017852 | SectorConsumer DiscretionaryFR_N30577105
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017852 | SectorFinancialsFR_57142B104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017852 | SectorIndustrialsFR_420201105
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017852 | SectorHealth CareFR_142152107
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000017852 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000017852 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017852 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017852 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017852 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017852 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | Marex Group PLCFR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | FirstCash Holdings, Inc.FR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | SectorInformation TechnologyFR_09239B109
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017853 | SectorConsumer StaplesFR_458334109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017853 | SectorReal EstateFR_20464U100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017853 | SectorMaterialsFR_46578C108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017853 | SectorEnergyFR_40445M100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017853 | SectorConsumer DiscretionaryFR_N30577105
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017853 | SectorFinancialsFR_57142B104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017853 | SectorIndustrialsFR_420201105
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017853 | SectorHealth CareFR_142152107
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000017853 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000017853 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017853 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017853 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017853 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017853 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | Marex Group PLCFR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | FirstCash Holdings, Inc.FR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | SectorInformation TechnologyFR_09239B109
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000150813 | SectorConsumer StaplesFR_458334109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150813 | SectorReal EstateFR_20464U100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150813 | SectorMaterialsFR_46578C108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150813 | SectorEnergyFR_40445M100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000150813 | SectorConsumer DiscretionaryFR_N30577105
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000150813 | SectorFinancialsFR_57142B104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150813 | SectorIndustrialsFR_420201105
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000150813 | SectorHealth CareFR_142152107
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000150813 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000150813 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150813 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150813 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150813 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069951 | Nutrien Ltd.FR_67077M108
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069951 | Diamondback Energy, Inc.FR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069951 | Canadian Natural Resources Ltd.FR_136385952
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069951 | Ovintiv, Inc.FR_69047Q102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069951 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069951 | BP PLCFR_055622104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069951 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069951 | Core Natural Resources, Inc.FR_218937100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069951 | Hudbay Minerals, Inc.FR_443628102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069951 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069951 | SectorConsumer StaplesFR_72147K108
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069951 | SectorIndustrialsFR_039653100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069951 | SectorEnergyFR_BF50RG907
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000069951 | SectorMaterialsFR_125269100
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000069951 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000069951 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069951 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069951 | Canada
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000069951 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069951 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069951 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069951 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069952 | Nutrien Ltd.FR_67077M108
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069952 | Diamondback Energy, Inc.FR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069952 | Canadian Natural Resources Ltd.FR_136385952
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069952 | Ovintiv, Inc.FR_69047Q102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069952 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069952 | BP PLCFR_055622104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069952 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069952 | Core Natural Resources, Inc.FR_218937100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069952 | Hudbay Minerals, Inc.FR_443628102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069952 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069952 | SectorConsumer StaplesFR_72147K108
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069952 | SectorIndustrialsFR_039653100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069952 | SectorEnergyFR_BF50RG907
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000069952 | SectorMaterialsFR_125269100
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000069952 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000069952 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069952 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069952 | Canada
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000069952 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069952 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069952 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069952 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017842 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017842 | MCCLATCHY MEDIA CO LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017842 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017842 | Freddie Mac - STACRFR_35564KJA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | VENTURE GLOBAL PLAQUEFR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017842 | FIRST QUANTUM MINERALS LFR_335934AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017842 | CHS/COMMUNITY HEALTH SYSFR_12543DBJ8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017842 | NRG ENERGY INCFR_629377DD1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017842 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017842 | Credit Suisse Mortgage TrustFR_12651QAU3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017842 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017842 | AssetConvertible BondsFR_ACI37QCX9
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000017842 | AssetRightsFR_ACI30TT38
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000017842 | AssetCommon StocksFR_B1VKYN902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017842 | AssetU.S. Treasury & Government AgenciesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017842 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017842 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38379RPH0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017842 | AssetForeign GovernmentFR_374422AL7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017842 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017842 | AssetFloating Rate LoansFR_BA000VVB0
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017842 | AssetNon-Agency Mortgage-Backed SecuritiesFR_55265WDM2
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000017842 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000017843 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017843 | MCCLATCHY MEDIA CO LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017843 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017843 | Freddie Mac - STACRFR_35564KJA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | VENTURE GLOBAL PLAQUEFR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017843 | FIRST QUANTUM MINERALS LFR_335934AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017843 | CHS/COMMUNITY HEALTH SYSFR_12543DBJ8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017843 | NRG ENERGY INCFR_629377DD1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017843 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017843 | Credit Suisse Mortgage TrustFR_12651QAU3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017843 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017843 | AssetConvertible BondsFR_ACI37QCX9
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000017843 | AssetRightsFR_ACI30TT38
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000017843 | AssetCommon StocksFR_B1VKYN902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017843 | AssetU.S. Treasury & Government AgenciesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017843 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017843 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38379RPH0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017843 | AssetForeign GovernmentFR_374422AL7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017843 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017843 | AssetFloating Rate LoansFR_BA000VVB0
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017843 | AssetNon-Agency Mortgage-Backed SecuritiesFR_55265WDM2
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000017843 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000017844 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017844 | MCCLATCHY MEDIA CO LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017844 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017844 | Freddie Mac - STACRFR_35564KJA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | VENTURE GLOBAL PLAQUEFR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017844 | FIRST QUANTUM MINERALS LFR_335934AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017844 | CHS/COMMUNITY HEALTH SYSFR_12543DBJ8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017844 | NRG ENERGY INCFR_629377DD1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017844 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017844 | Credit Suisse Mortgage TrustFR_12651QAU3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017844 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017844 | AssetConvertible BondsFR_ACI37QCX9
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000017844 | AssetRightsFR_ACI30TT38
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000017844 | AssetCommon StocksFR_B1VKYN902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017844 | AssetU.S. Treasury & Government AgenciesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017844 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017844 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38379RPH0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017844 | AssetForeign GovernmentFR_374422AL7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017844 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017844 | AssetFloating Rate LoansFR_BA000VVB0
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017844 | AssetNon-Agency Mortgage-Backed SecuritiesFR_55265WDM2
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000017844 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000017845 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017845 | United States TreasuryFR_91282CND9
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000017845 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017845 | FREDDIE MACFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017845 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017845 | FEDERAL HOME LOAN BANKFR_3130AQUT8
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017845 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017845 | FEDERAL FARM CREDIT BANKFR_3133ETNU7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017845 | TENN VALLEY AUTHORITYFR_880591FD9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017845 | RESOLUTION FUNDING STRIPFR_76116EGQ7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017845 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017845 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000017845 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017845 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017845 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017845 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38378N3K7
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000017845 | AssetU.S. Treasury & Government AgenciesFR_3133EMAG7
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000017846 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017846 | United States TreasuryFR_91282CND9
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000017846 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017846 | FREDDIE MACFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017846 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017846 | FEDERAL HOME LOAN BANKFR_3130AQUT8
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017846 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017846 | FEDERAL FARM CREDIT BANKFR_3133ETNU7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017846 | TENN VALLEY AUTHORITYFR_880591FD9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017846 | RESOLUTION FUNDING STRIPFR_76116EGQ7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017846 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017846 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000017846 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017846 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017846 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017846 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38378N3K7
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000017846 | AssetU.S. Treasury & Government AgenciesFR_3133EMAG7
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000017847 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017847 | United States TreasuryFR_91282CND9
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000017847 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017847 | FREDDIE MACFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017847 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017847 | FEDERAL HOME LOAN BANKFR_3130AQUT8
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017847 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017847 | FEDERAL FARM CREDIT BANKFR_3133ETNU7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017847 | TENN VALLEY AUTHORITYFR_880591FD9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017847 | RESOLUTION FUNDING STRIPFR_76116EGQ7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017847 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017847 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000017847 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017847 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017847 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017847 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38378N3K7
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000017847 | AssetU.S. Treasury & Government AgenciesFR_3133EMAG7
Holdings [Line Items]
Percent of Net Asset Value	59.10%

[1]	Amount rounds to less than 0.1%
[2]	Amount rounds to less than 0.1%
[3]	Amount rounds to less than 0.1%
[4]	Amount rounds to less than 0.1%
[5]	Amount rounds to less than 0.1%
[6]	Amount rounds to less than 0.1%
[7]	Amount rounds to less than 0.1%
[8]	Amount rounds to less than 0.1%
[9]	Amount rounds to less than 0.1%